UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:   Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

July 31, 2006 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (98.6%)
Australia (0.6%)
Sovereign (0.6%)
860	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$659,273
TOTAL AUSTRALIA						659,273

Austria (1.4%)
Banks (1.4%)
160,000	JPY	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, Aaa)	03/22/10	1.800	1,430,332
TOTAL AUSTRIA						1,430,332

Belgium (4.6%)
Sovereign (4.6%)
1,000	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/09	3.750	1,281,635
2,300	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	3,477,853
TOTAL BELGIUM						4,759,488

Bermuda (0.4%)
Insurance (0.1%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	122,619

Telecommunications (0.3%)
255	USD	Intelsat, Ltd., Global Senior Notes	(B, Caa2)	11/01/08	5.250	240,338
TOTAL BERMUDA						362,957

Canada (2.6%)
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds	(A-, A2)	01/15/15	4.875	70,730

Sovereign (2.5%)
2,900	CAD	Government of Canada	(AAA, Aaa)	09/01/09	4.250	2,571,808
TOTAL CANADA						2,642,538

France (1.2%)
Diversified Financials (1.2%)
1,000	EUR	Banque Psa Finance, Series EMTN, Notes	(A-, A2)	01/30/07	4.875	1,284,724
TOTAL FRANCE						1,284,724

Germany (8.2%)
Banks (2.5%)
300,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	2,566,735

Diversified Financials (1.2%)
1,000	EUR	Nuernberger Hypothekenbank AG, Series 395, Bonds	(AAA, Aaa)	01/23/07	5.000	1,285,152

Sovereign (4.5%)
1,590	EUR	Federal Republic of Germany	(AAA, Aaa)	09/14/07	2.250	2,003,269
1,400	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/12	5.000	1,895,691
580	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/37	4.000	716,699
						4,615,659
TOTAL GERMANY						8,467,546

Ireland (1.2%)
Banks (1.2%)
1,000	EUR	Depfa ACS Bank, Rule 144A ‡	(AAA, Aaa)	04/15/08	3.250	1,269,996
TOTAL IRELAND						1,269,996

Italy (2.7%)
Diversified Financials (1.1%)
900	EUR	Banca Monte dei Paschi di Siena SpA, Series EMTN, Subordinated Notes	(BBB+, A2)	05/31/16	4.875	1,132,483

Sovereign (1.6%)
190,000	JPY	Republic of Italy	(AA-, Aa2)	02/23/10	1.800	1,695,198
TOTAL ITALY						2,827,681

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Japan (6.0%)
Banks (2.1%)
250,000	JPY	Japan Bank Foreign International Cooperative, Government Guaranteed Notes	(AA-, Aaa)	03/19/08	0.350	$2,173,410

Electric (1.2%)
1,000	EUR	Tokyo Electric Power Company, Inc., Euro Notes	(AA-, Aa3)	03/27/07	5.125	1,289,639

Sovereign (2.7%)
70,000	JPY	Development Bank of Japan, Foreign Government Guaranteed Notes	(AA-, Aa1)	12/20/06	2.875	617,929
290,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA-, Aa1)	06/20/23	1.050	2,117,473
						2,735,402
TOTAL JAPAN						6,198,451

Luxembourg (2.3%)
Banks (0.9%)
110,000	JPY	European Investment Bank	(AAA, Aaa)	06/20/17	1.400	909,084

Insurance (0.7%)
500	EUR	Hannover Finance SA, Euro-zone Company Guaranteed Notes (Callable 02/26/14 @ $100.00) #	(A, A1)	02/26/24	5.750	676,041

Miscellaneous Manufacturing (0.1%)
100	USD	Tyco International Group SA, Yankee Company Guaranteed Notes	(BBB+, Baa3)	10/15/11	6.375	103,249

Telecommunications (0.6%)
149	EUR	SES Global, Company Guaranteed Notes	(BBB+, Baa2)	11/19/08	4.500	192,519
350	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB+, Baa2)	03/15/11	4.000	440,932
						633,451
TOTAL LUXEMBOURG						2,321,825

Malaysia (0.4%)
Oil & Gas (0.4%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds ‡	(A-, A1)	08/15/15	7.750	363,171
TOTAL MALAYSIA						363,171

Netherlands (4.3%)
Banks (0.8%)
650	EUR	Urenco Finance NV, Euro-zone Bonds	(A+, A1)	12/07/10	3.375	805,243

Insurance (1.3%)
1,000	EUR	Allianz Finance BV, Company Guaranteed Notes	(AA-, Aa3)	07/30/07	5.750	1,304,526

Sovereign (2.2%)
1,700	EUR	Government of the Netherlands	(AAA, Aaa)	07/15/12	5.000	2,310,092
TOTAL NETHERLANDS						4,419,861

Norway (1.6%)
Diversified Financials (1.6%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aaa)	06/21/10	1.800	1,606,075

Spain (3.5%)
Banks (1.7%)
1,500	EUR	Banco Bilbao Vizcaya Argentaria SA, Notes	(NR, Aaa)	02/25/15	3.500	1,825,941

Sovereign (1.8%)
1,400	EUR	Kingdom of Spain	(AAA, Aaa)	03/31/07	7.350	1,833,117
TOTAL SPAIN						3,659,058

United Kingdom (9.9%)
Agriculture (0.3%)
250	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	06/29/12	3.625	304,128

Commercial Services (0.3%)
280	USD	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) ‡	(B, B3)	08/01/15	8.625	277,900

Sovereign (9.3%)
4,035	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/08	5.000	7,568,198

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United Kingdom
Sovereign
1,010	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	$2,018,748
						9,586,946
TOTAL UNITED KINGDOM						10,168,974

United States (47.7%)
Advertising (0.3%)
300	USD	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44) §	(B, Caa1)	01/15/13	6.875	273,750

Apparel (0.3%)
265	USD	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	298,125

Asset Backed Securities (10.4%)
1,036	USD	Asset Backed Funding Certificates, Series 2005-AQ1, Class A4 #	(AAA, Aaa)	06/25/35	5.010	1,004,272
795	USD	Asset Backed Funding Certificates, Series 2005-AQ1, Class M1 #	(AA, Aaa)	06/25/35	5.240	761,837
1,370	USD	CDC Mortgage Capital Trust, Series 2003-HE4, Class M2 #	(A, A2)	03/25/34	7.035	1,394,100
775	USD	CIT Group Home Equity Loan Trust, Series 2003-1, Class M1	(AA, Aa2)	10/20/32	4.670	750,783
1,225	USD	Countrywide Asset Backed Certificates, Series 2005-4, Class MF2	(AA, Aa2)	10/25/35	5.136	1,186,905
1,410	USD	GSAA Home Equity Trust, Series 2005-12, Class AF4	(AAA, Aaa)	09/25/35	5.344	1,363,294
845	USD	GSAMP Trust, Series 2004-AR1, Class B4 #	(BB+, Ba1)	06/25/34	5.000	804,012
535	USD	Morgan Stanley ABS Capital I, Series 2004-NC3, Class B3 #	(BBB-, Baa3)	03/25/34	8.385	540,298
480	USD	Park Place Securities, Inc., Series 2004-WCW2, Class M10 #	(BB+, Ba1)	10/25/34	8.135	451,986
810	USD	Park Place Securities, Inc., Series 2004-WHQ2, Class M10 #	(BB+, Ba1)	02/25/35	7.885	740,137
755	USD	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF4 #	(AAA, Aaa)	05/25/35	4.608	729,047
370	USD	Residential Asset Mortgage Products, Inc., Series 2004-RS3, Class M4 #	(BBB, Baa2)	03/25/34	5.631	359,102
590	USD	Soundview Home Equity Loan Trust, Series 2005-B, Class M8 #	(BBB, Baa2)	05/25/35	6.704	589,623
						10,675,396

Automobile Manufacturers (0.7%)
710	USD	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, A3)	03/15/11	5.875	704,581

Banks (0.5%)
140	USD	Bank of America Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/06 @ $104.04) ‡	(A, Aa3)	12/31/26	8.070	146,713
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00) #	(A, Aa3)	03/29/49	6.189	406,999
						553,712

Chemicals (0.6%)
280	USD	Equistar Chemicals LP, Notes	(BB-, B1)	02/15/09	8.750	289,100
270	USD	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31) §	(B+, B3)	05/15/10	10.625	291,600
						580,700

Computers (0.3%)
310	USD	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)	(B-, B3)	08/15/13	9.125	318,137

Diversified Financials (3.5%)
215	USD	American Express Co., Notes (Callable 09/01/16 @ $100.00) #	(A, A3)	09/01/66	6.800	217,577
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	212,981
250	USD	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	269,688
400	USD	Ford Motor Credit Co., Notes	(B+, Ba3)	06/16/08	6.625	385,488
250	USD	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	239,168
60	USD	General Motors Acceptance Corp., Global Notes §	(BB, Ba1)	12/01/14	6.750	56,567
230	USD	Goldman Sachs Group, Inc., Global Notes §	(A+, Aa3)	01/15/15	5.125	218,135
225	USD	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	236,531
200	USD	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00) #	(A, A1)	11/30/35	5.911	195,187
160	USD	John Deere Capital Corp., Series MTN, Notes	(A-, A3)	07/25/11	5.650	160,658
160	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	159,045
295	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	289,764

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Diversified Financials
995	USD	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00) #	(A-, A2)	08/29/49	5.800	$979,856
						3,620,645

Electric (0.6%)
270	USD	AES Corp., Senior Notes	(B, B1)	06/15/08	8.750	281,475
70	USD	Constellation Energy Group, Inc., Notes	(BBB, Baa1)	04/01/07	6.350	70,297
170	USD	FPL Group Capital, Inc., Notes	(A-, A2)	02/16/07	4.086	168,744
130	USD	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	137,732
						658,248

Entertainment (0.3%)
330	USD	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)	(CCC, Caa1)	04/15/13	9.750	304,838

Food (0.2%)
240	USD	Smithfield Foods, Inc., Series B, Global Senior Notes §	(BB, Ba2)	10/15/09	8.000	246,000

Healthcare Services (0.2%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	258,754

Household Products (0.2%)
210	USD	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13) §	(B-, Caa1)	06/01/11	9.375	220,238

Insurance (2.2%)
275	USD	American International Group, Inc., Global Notes #§	(AA, Aa2)	05/15/13	4.250	253,414
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	278,113
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Notes	(A, A2)	06/20/11	1.600	1,719,575
						2,251,102

Lodging (1.0%)
210	USD	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B, B3)	11/15/10	12.000	220,762
250	USD	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	260,000
240	USD	MGM Mirage, Inc., Rule 144A, Senior Notes ‡	(BB, Ba2)	04/01/13	6.750	231,600
260	USD	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(B, B2)	03/15/09	11.500	279,500
						991,862

Machinery-Diversified (0.3%)
300	USD	Case New Holland, Inc., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/09	6.000	295,500

Media (1.9%)
150	USD	Cox Communications, Inc., Global Notes	(BBB-, Baa3)	12/15/14	5.450	140,083
250	USD	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	252,812
275	USD	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/08	5.750	272,250
260	USD	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62)	(B-, Ba3)	12/15/11	9.250	271,050
215	USD	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+, Caa1)	02/01/13	9.875	223,869
200	USD	Sinclair Broadcast Group, Inc., Series A, Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B, B2)	03/15/12	8.000	203,000
545	USD	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+, Baa2)	05/01/12	6.875	564,236
						1,927,300

Mortgage Backed Securities (19.7%)
965	USD	Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4 #‡‡	(AAA, Aaa)	09/10/47	5.182	935,099
290	USD	Bank of America Large Loan, Inc., Rule 144A, Series 2006-LAQ, Class K #‡	(BBB-, Baa3)	02/09/21	6.345	291,102
570	USD	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2005-LXR1, Class H #‡	(BBB-, Baa3)	09/15/18	6.569	571,069
445	USD	Countrywide Alternative Loan Trust, Series 2006-OA11, Class M9 #	(BBB-, Baa3)	09/25/46	7.350	441,067
160,000	JPY	Fannie Mae, Global Senior Notes	(AAA, Aaa)	10/09/07	2.125	1,423,812
1,341	USD	First Horizon Mortgage Pass-Through Trust, Series 2006-AR1, Class 2A1 #‡‡	(AAA, Aaa)	05/25/36	5.904	1,345,694

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Mortgage Backed Securities
2,080	USD	FNMA TBA	(AAA, Aaa)	08/01/36	6.500	$2,103,887
1,000	EUR	Freddie Mac, Global Unsubordinated Notes	(AAA, Aaa)	01/15/14	4.375	1,306,361
1,325	USD	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds ‡‡	(AAA, Aaa)	04/15/29	6.703	1,342,348
1,900	USD	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5 ‡‡	(AAA, Aaa)	04/15/30	5.150	1,830,131
715	USD	Master Asset Backed Securities Trust, Series 2004-OPT1, Class M7 #	(BBB-, Ba1)	02/25/34	9.135	720,095
762	USD	Master Specialized Loan Trust, Series 2005-3, Class A2 #	(AAA, Aaa)	11/25/35	5.704	753,745
1,095	USD	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM #	(AAA, Aaa)	05/12/39	5.661	1,095,997
944	USD	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21 #	(AAA, Aaa)	09/25/34	5.377	938,672
1,784	USD	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21 #	(AAA, Aaa)	01/25/36	6.005	1,791,280
600	USD	Residential Accredit Loans, Inc., Series 2006-QO6, Class M9 #	(BBB, Baa3)	06/25/46	7.135	591,953
2,473	USD	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1 #	(AAA, Aaa)	02/25/36	5.684	2,462,616
440	USD	Securitized Asset Backed Receivables LLC, Series 2005-FR5, Class B4 #	(BBB-, Ba1)	08/25/35	7.635	386,487
						20,331,415

Oil & Gas (0.9%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+, Baa3)	10/15/34	6.650	169,677
235	USD	Hess Corp., Notes	(BBB-, Ba1)	08/15/31	7.300	254,858
320	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes #‡	(BBB, Baa1)	06/15/10	6.629	328,000
155	USD	XTO Energy, Inc., Notes §	(BBB, Baa2)	06/30/15	5.300	146,922
						899,457

Packaging & Containers (0.5%)
250	USD	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	274,375
290	USD	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	282,750
						557,125

Pharmaceuticals (0.3%)
300	USD	Bristol-Myers Squibb Co., Notes §	(A+, A1)	08/15/13	5.250	292,973

Retail (0.4%)
140	USD	Home Depot, Inc., Global Senior Unsecured Notes	(AA, Aa3)	03/01/16	5.400	136,375
260	USD	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B, B3)	03/15/12	9.625	272,350
						408,725

Telecommunications (1.9%)
385	USD	AT&T, Inc., Global Notes	(A, A2)	09/15/34	6.150	359,004
260	USD	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B3)	06/15/13	10.125	275,600
315	USD	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	317,571
305	USD	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	307,287
275	USD	Motorola, Inc., Notes	(A-, Baa2)	11/16/07	4.608	272,066
80	USD	Sprint Capital Corp., Global Company Guaranteed Notes	(A-, Baa2)	03/15/32	8.750	97,721
335	USD	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	319,632
						1,948,881

United States Treasury Obligations (0.5%)
230	USD	United States Treasury Notes §	(AAA, Aaa)	05/31/11	4.875	229,623
290	USD	United States Treasury Notes §	(AAA, Aaa)	05/15/16	5.125	293,104
						522,727

TOTAL UNITED STATES						49,140,191

TOTAL BONDS (Cost $99,498,225)						101,582,141

Number of Shares

SHORT-TERM INVESTMENTS (4.8%)
2,278,060	State Street Navigator Prime Portfolio §§	2,278,060

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENTS
2,543	State Street Bank and Trust Co. Euro Time Deposit ^^	08/01/06	4.100	$2,543,000
125	United States Treasury Bills	08/10/06	4.865	124,857

TOTAL SHORT-TERM INVESTMENTS (Cost $4,945,917)				4,945,917

TOTAL INVESTMENTS AT VALUE (103.4%) (Cost $104,444,142)				106,528,058

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)				(3,478,555)

NET ASSETS (100.0%)				$103,049,503

OPEN FUTURES CONTRACTS

	Number of	Expiration	Contract	Contract	Unrealized Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)
Federal Republic of Germany 10 Year Bond Futures	9	09/07/06	$1,339,901	$1,341,489	$1,588
U.S. Treasury 5 Year Notes Futures	27	09/29/06	2,809,697	2,813,906	4,209
U.S. Treasury 10 Year Notes Futures	8	09/20/06	846,785	848,250	1,465
U.S. Treasury 20 Year Bonds Futures	23	09/20/06	2,476,008	2,490,469	14,461
			7,472,391	7,494,114	21,723

Japan Government 10 Year Futures	(2)	09/08/06	(2,320,907)	(2,306,986)	13,921
U.S. Treasury 2 Year Notes Futures	(3)	09/29/06	(609,221)	(610,406)	(1,185)
			(2,930,128)	(2,917,392)	12,736
			$4,542,263	$4,576,722	$34,459

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date		Foreign Currency to be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
British Pound	09/20/2006		£457,000	$829,757	$854,177	$24,420
British Pound	09/20/2006		£572,847	1,050,000	1,070,706	20,706
British Pound	09/20/2006		£(3,124,253)	(5,768,121)	(5,839,526)	(71,405)
Canadian Dollar	09/20/2006	C$	1,165,360	1,047,891	1,032,744	(15,147)
Canadian Dollar	09/20/2006	C$	173,038	157,522	153,346	(4,176)
Canadian Dollar	09/20/2006	C$	(2,328,989)	(2,071,445)	(2,063,953)	7,492
Canadian Dollar	09/20/2006	C$	(1,167,923)	(1,041,579)	(1,035,015)	6,564
Canadian Dollar	09/20/2006	C$	(1,543,931)	(1,403,574)	(1,368,234)	35,340
Danish Krone	09/20/2006	DKK	3,434,000	583,022	589,193	6,171
Euro Economic Unit	09/20/2006		€7,286,464	9,220,986	9,329,819	108,833
Euro Economic Unit	09/20/2006		€(822,199)	(1,046,116)	(1,052,770)	(6,654)
Euro Economic Unit	09/20/2006		€(2,477,963)	(3,136,060)	(3,172,862)	(36,802)
Japanese Yen	09/20/2006		¥120,000,000	1,046,116	1,056,270	10,154
Japanese Yen	09/20/2006		¥200,154,910	1,761,803	1,761,814	11
Japanese Yen	09/20/2006		¥507,551,928	4,491,610	4,467,600	(24,010)
Japanese Yen	09/20/2006		¥117,899,451	(1,041,579)	(1,037,781)	3,798
Japanese Yen	09/20/2006		¥121,628,396	(1,055,344)	(1,070,604)	(15,260)

Japanese Yen	09/20/2006		¥162,884,985	(1,446,003)	(1,433,755)	12,248
Norwegian Krona	09/20/2006	NKr	6,649,216	1,079,769	1,081,944	2,175
Norwegian Krona	09/20/2006	NKr	19,739,899	3,178,954	3,212,030	33,076
Norwegian Krona	09/20/2006	NKr	(6,798,623)	(1,076,999)	(1,106,256)	(29,257)
Swedish Krona	09/20/2006	SKr	7,900,000	1,076,999	1,098,916	21,917
Swedish Krona	09/20/2006	SKr	4,983,627	682,969	693,239	10,270
Swedish Krona	09/20/2006	SKr	(22,800,000)	(3,178,954)	(3,171,556)	7,398
Swedish Krona	09/20/2006	SKr	(7,900,000)	(1,082,637)	(1,098,916)	(16,279)
Swiss Franc	09/20/2006	CHF	1,287,839	1,042,532	1,051,822	9,290
Swiss Franc	09/20/2006	CHF	(1,280,264)	(1,047,891)	(1,045,636)	2,255
				$2,853,628	$2,956,756	$103,128

INVESTMENT ABBREVIATIONS

EMTN =Euro Medium Term Note

MTN= Medium Term Note

TBA = To be Announced

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $3,479,551 or 3.4% of net assets.

#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2006.
‡‡	Collateral segregated for futures contracts.
^^	Collateral segregated for TBA securities.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro Currency
GBP = Great British Pound
JPY = Japanese Yen
USD = U.S. Dollar

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $104,444,142, $3,551,730, $(1,467,814) and $2,083,916, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006